Schedule of trade and other payables (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2026 USD ($)	Mar. 31, 2026 INR (₨)	Mar. 31, 2025 INR (₨)
Trade And Other Payables
Trade payables		₨ 1,791,109	₨ 1,677,434
Accrued expenses		475,226	447,600
Refund and other payables		555,491	828,035
Total		2,821,826	2,953,069
Current	$ 30,074	2,821,826	2,953,069
Total		₨ 2,821,826	₨ 2,953,069